Long Term Debt (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Long term debt [Line Items]
Weighted average interest rate	2.92%	3.25%	2.73%
Interest expense	$ 7,167	$ 4,698	$ 5,317
Amortization of deferred finance charges	502	329	329
Other finance fees	169	200	270
Piraeus Bank loan facilities
Long term debt [Line Items]
Write off of unamortized deferred financing fees		$ 307